Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	13,678,629
Proposed Maximum Offering Price per Unit	21.2650
Maximum Aggregate Offering Price	$ 290,876,045.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,169.98
Offering Note	Note to Amount Registered: (1) Any additional shares of common stock of Corvex, Inc. (the “Registrant”) to be issued as a result of stock dividends, stock splits or similar transactions shall be covered by this Registration Statement as provided in Rule 416(a) under the Securities Act of 1933, as amended.

Note to Proposed Maximum Offering Price Per Unit and Fee Calculation Rule: (2) Calculated in accordance with Rule 457(c) and (h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee, which is based on the average of the high and low market prices of the shares of common stock of the Registrant as reported on the Nasdaq Stock Market LLC on June 25, 2026.

Note to Amount Registered: (3) Represents an aggregate of 13,678,629 shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”), consisting of: (i) 8,755,418 shares of Common Stock under the Corvex, Inc. (f/k/a Klustr, Inc.) 2024 Equity Incentive Plan; (ii) 3,500,000 shares of Common Stock under the Corvex, Inc. 2026 Equity Incentive Plan; (iii) 900,000 shares of Common Stock under the Corvex, Inc. 2026 Employee Stock Purchase Plan; and (iv) 523,211 shares of Common Stock underlying restricted stock units to be issued as inducement awards.